ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Components of Accounts Receivable, Net
Components of accounts receivable, net are as follows:

	December 31,
	2025	2024
Casino	$238,331	$270,186
Hotel	4,623	3,903
Other	2,389	523

Sub-total	245,343	274,612
Less: allowances for credit losses (1)	(118,938)	(130,401)

	126,405	144,211
Non-current portion	—	—

Current portion	$126,405	$144,211

(1)
As of December 31, 2025 and 2024, the allowances for credit losses of nil and $2,391 as a reduction of the long-term casino accounts receivable, are recorded and included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.

Movement in Allowances for Credit Losses
Movement in the allowances for credit losses are as follows:

	Year Ended December 31,
	2025	2024	2023
Balance at beginning of year	$130,401	$156,240	$217,244
Provision for (reversal of) credit losses	12,473	2,569	(3,869)
Write-offs, net of recoveries	(23,690)	(28,748)	(56,805)
Effect of exchange rate	(246)	340	(330)

Balance at end of year	$118,938	$130,401	$156,240